Pomona Investment Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2020

Private Equity Investments [a,i] (100.30%)		Geographic	Original
Direct Investments/Co-Investments (5.71%)	Shares	Region [b]	Acquisition Date	Fair Value
AAA Partners, Inc. [c]	744,628	North America	06/21/2019	$2,338,080
Investcorp Aspen Offshore Fund, L.P.		North America	07/01/2019	5,579,058
Roark Capital Partners II Sidecar, L.P. [c]		North America	10/18/2018	1,295,736
WP AUSA, L.P. [c]		North America	07/22/2019	5,962,912
Total Direct Investments/Co-Investments (5.71%)				15,175,786

Primary Investments (2.78%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P. [c]		Europe	04/11/2019	1,134,030
Berkshire Fund X-A, L.P. [c]		North America	09/22/2020	-
CB Offshore Equity Fund X, Limited Partnership [c]		North America	11/20/2020	-
Hellman & Friedman Capital Partners IX (Parallel), L.P. [c]		North America	09/28/2018	962,660
Roark Capital Partners V (TE) L.P. [c]		North America	04/30/2018	4,739,709
The Veritas Capital Fund VII, L.P. [c]		North America	10/10/2019	551,924
Total Primary Investments (2.78%)				7,388,323

Seasoned Primary Investments (7.22%)
Aerospace, Transportation and Logistics Fund II LP [c]		North America	03/31/2019	1,267,891
Avista Capital Partners (Offshore) IV, L.P.		North America	12/01/2017	795,395
Gryphon Partners IV, L.P.		North America	06/24/2016	8,302,970
Ironsides Offshore Direct Investment Fund V, L.P. [c]		North America	12/31/2019	3,470,209
Merit Mezzanine Fund VI, L.P.		North America	03/02/2018	2,755,686
VSS Structured Capital Parallel III, L.P.		North America	01/26/2018	2,610,716
Total Seasoned Primary Investments (7.22%)				19,202,867

Secondary Investments (84.59%)
ABRY Partners V, L.P.		North America	12/31/2018	4,072
Advent International GPE VII-B Limited Partnership [c]		North America	06/30/2015	2,608,473
Advent International GPE VII-C Limited Partnership [c]		North America	12/31/2019	3,485,455
Altor 2003 Fund (No. 1) LP [c]		Europe	12/31/2018	8,872
AP VIII Private Investors, LLC		Europe	06/28/2019	2,655,159
AP VIII Private Investors Offshore (USD), L.P.		Europe	06/30/2017	131,955
Apax Europe VI - A, L.P.		Europe	12/30/2016	556,716
Apollo Investment Fund VI, L.P. [c]		North America	12/31/2018	71,232
Apollo Investment Fund VII, L.P.		North America	09/29/2017	135,941
Ares Corporate Opportunities Fund III, L.P.		North America	12/31/2019	228,692
Audax Mezzanine Fund III, L.P.		North America	09/30/2016	1,528,209
Audax Private Equity Fund, L.P. [c]		North America	12/31/2018	3,449
Audax Private Equity Fund II, L.P. [c]		North America	12/31/2018	23,769
Audax Private Equity Fund III, L.P.		North America	09/30/2015	323,924
Audax Private Equity Fund IV, L.P.		North America	09/29/2017	38,908
Audax Senior Loan Fund III, L.P.		North America	09/28/2018	454,980
Avista Capital Partners (Offshore) II, L.P. [c]		North America	12/31/2019	301,178
Avista Capital Partners III, L.P. [c]		North America	12/31/2019	59,813
Avista Healthcare Partners, L.P. [c]		North America	12/31/2019	2,188,075
Bain Capital Asia Fund II, L.P. [c]		North America	12/31/2019	1,200,000
Bain Capital Distressed and Special Situations 2013 E, L.P. [c]		North America	06/30/2015	231,315
Bain Capital Europe Fund III, L.P. [c]		North America	12/30/2016	455,030
Bain Capital Fund VII, L.P.		North America	12/29/2017	6,828,000
Bain Capital Fund VIII, L.P. [c]		North America	12/30/2015	13,000
Bain Capital Fund VIII-E, L.P. [c]		North America	12/31/2018	4,893
Bain Capital Fund IX, L.P. [c]		North America	12/31/2018	395,000
Bain Capital Fund X, L.P. [c]		North America	12/30/2015	2,200,000
Bain Capital VII Coinvestment Fund, L.P.		North America	12/29/2017	96,000
Bain Capital VIII Coinvestment Fund, L.P. [c]		North America	12/31/2018	1,400
Bain Capital IX Coinvestment Fund, L.P. [c]		North America	12/31/2018	103,000
BC Asia III Private Investors, L.P. [c]		North America	06/30/2020	3,500,000
BC European Capital IX-8, L.P. [c]		Europe	12/31/2020	2,502,843
BC Europe IV Private Investors, L.P. [c]		North America	06/30/2020	1,162,040
BC Life Sciences Private Investors, L.P. [c]		North America	06/30/2020	2,528,600
BC XI Private Investors, L.P.		North America	06/30/2020	2,950,000
BC XII Private Investors, L.P.		North America	06/30/2020	2,900,000
BCP V-S L.P. [c]		North America	09/29/2017	49,922
Berkshire Fund VI, Limited Partnership [c]		North America	12/31/2018	4,806,461
Berkshire Fund VII, L.P. [c]		North America	12/31/2018	285,601
Blackstone Capital Partners V L.P. [c]		North America	09/29/2017	234,828
Carlyle Partners V, L.P. [c]		North America	12/31/2019	148,253
CDRF8 Private Investors, LLC		North America	06/30/2017	171,699
Cerberus Institutional Partners, L.P. - Series Four		North America	12/30/2016	273,919
CHP III, L.P. [c]		North America	09/29/2017	339,014
CI Capital Investors II, L.P. [c]		North America	12/31/2019	210,368
CI Capital Investors III, L.P. [c]		North America	12/31/2019	1,102,262
Clearlake Capital Partners IV, L.P.		North America	12/31/2019	2,106,486
Clearlake Opportunities Partners (P-Offshore), L.P.		North America	12/31/2019	677,149
Comvest Capital II International (Cayman), L.P. [c]		North America	06/29/2018	385,121
Comvest Capital III International (Cayman), L.P.		North America	06/29/2018	2,114,462
Court Square Capital Partners (Offshore) III, L.P. [c]		North America	12/31/2020	1,066,890
DCM IV, L.P. [c]		North America	06/30/2015	325,416
DCM V, L.P. [c]		North America	06/30/2015	324,564
DCM VI, L.P. [c]		North America	06/30/2015	1,652,841
EQT VII (No.1) Limited Partnership [c]		Europe	12/31/2020	1,728,373
EQT VIII (No.1) SCSp [c]		Europe	12/31/2020	1,372,366
Francisco Partners II, L.P.		North America	12/31/2018	150,571
FSN Capital IV L.P. [c]		Europe	12/31/2019	598,562
General Atlantic Investment Partners 2013, L.P.		North America	12/31/2019	4,696,000

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Private Equity Investments [a,i] (100.30%) (continued)	Geographic	Original
Secondary Investments (84.59%) (continued)	Region [b]	Acquisition Date	Fair Value
Genstar Capital Partners VII (EU), L.P. [c]	North America	12/31/2020	$1,568,957
Genstar Capital Partners VIII BL (EU), L.P. [c]	North America	12/31/2020	2,352,113
Genstar VIII Opportunities Fund I (EU), L.P. [c]	North America	12/31/2020	1,444,825
GESD Investors II, L.P. [c]	North America	09/29/2017	820,000
Green Equity Investors V, L.P. [c]	North America	09/29/2017	3,200,000
Gridiron Capital Fund II, L.P. [c]	North America	12/31/2019	1,618,555
Gridiron Energy Feeder I, L.P. [c]	North America	05/10/2017	2,497,480
Gryphon Co-Invest Fund IV, L.P. [c]	North America	12/31/2020	437,430
Gryphon Partners 3.5, L.P. [c]	North America	12/31/2020	331,310
Gryphon Partners IV, L.P. [c]	North America	12/31/2020	2,554,760
Gryphon Partners V-A, L.P. [c]	North America	12/31/2020	2,363,664
GS Capital Partners VI Parallel, L.P. [c]	North America	12/31/2019	115,152
GSO Capital Opportunities Overseas Fund L.P. [c]	North America	12/30/2015	49,488
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	57,760
H&F Arrow SPV, L.P. [c]	North America	08/28/2020	1,231,762
H&F Executives VIII, L.P. [c]	North America	09/30/2020	3,228,309
H&F Executives IX, L.P. [c]	North America	09/30/2020	1,198,674
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	391,828
H.I.G. Capital Partners IV, L.P.	North America	12/31/2018	902,747
Harvest Partners V, L.P. [c]	North America	12/29/2017	1,958
Hellman & Friedman Capital Partners VI, L.P. [c]	North America	03/31/2019	141,520
Hellman & Friedman Capital Partners VII (Parallel), L.P.	North America	06/28/2019	4,083,272
HgCapital 5 L.P. [c]	Europe	12/31/2018	34,748
Insight Equity I LP [c]	North America	12/31/2018	28,205
Insight Equity II LP [c]	North America	12/31/2018	865,569
Insight Partners Continuation Fund, L.P.	North America	08/14/2019	7,639,675
Insight Venture Partners (Cayman) VIII, L.P. [c]	North America	09/30/2019	2,093,661
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	2,675,390
Insight Venture Partners Coinvestment Fund II, L.P. [c]	North America	06/30/2015	754,874
Insight Venture Partners Coinvestment Fund III, L.P. [c]	North America	06/30/2015	227,820
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P. [c]	North America	09/30/2019	466,383
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	North America	09/30/2019	1,058,725
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.	North America	09/30/2019	65,781
Insight Venture Partners VI, L.P. [c]	North America	06/30/2015	19,299
Insight Venture Partners VII, L.P.	North America	06/30/2015	3,149,351
Insight Venture Partners VIII (Co-Investors), L.P. [c]	North America	12/31/2019	251,303
Insight Venture Partners VIII, L.P. [c]	North America	06/30/2015	3,193,023
Insight Venture Partners IX, L.P.	North America	09/30/2019	68,744
J.W. Childs Equity Partners III, L.P. [c]	North America	12/31/2018	7,009
JMI Equity Fund VI, L.P.	North America	09/29/2017	14,782
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	1,334,883
KKR 2006 Fund L.P.	North America	09/29/2017	245,121
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	495,017
KPS Special Situations Fund III, L.P. [c]	North America	09/29/2017	7,907
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	12/29/2017	10,259
Lightspeed Venture Partners IX, L.P. [c]	North America	12/31/2020	2,132,656
Lion/Simba Investors, L.P. [c]	Europe	12/21/2020	3,612,628
Littlejohn Fund III, L.P. [c]	North America	12/31/2018	22,549
Littlejohn Fund IV, L.P.	North America	12/30/2015	725,688
Madison Dearborn Capital Partners IV, L.P. [c]	North America	12/31/2019	612,343
Madison International Real Estate Liquidity Fund V [c]	North America	06/30/2015	14,000
MDP Fund, L.P. [c]	Europe	06/30/2015	191,599
Merchant Banking Partners IV, L.P.	North America	09/29/2017	26,129
Montreux Equity Partners IV, L.P. [c]	North America	09/29/2017	380,600
MPE Partners II, L.P. [c]	North America	06/28/2019	1,548,067
MSouth Equity Partners II, L.P. [c]	North America	12/31/2019	725,543
Nautic Partners VI-A, L.P. [c]	North America	12/31/2019	892,778
New Enterprise Associates 12, Limited Partnership [c]	North America	09/29/2017	67,934
New Mountain Partners III, L.P. [c]	North America	09/29/2017	500,223
NewView Capital Fund I, L.P. [c]	North America	10/31/2018	6,391,652
North Bridge Growth Equity I, L.P. [c]	North America	12/31/2020	455,329
North Bridge Growth Equity II, L.P. [c,d,e]	North America	12/31/2020	14,935,335
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	72,924
Oak Investment Partners XII, Limited Partnership [c]	North America	03/31/2019	295,585
Paladin III (HR), L.P. [c]	North America	09/29/2017	558,084
Pamlico Capital III, L.P. [c]	North America	12/31/2019	2,964,424
Parthenon Investors II, L.P. [c]	North America	12/31/2018	131,216
Parthenon Investors III, L.P.	North America	12/31/2018	2,993,485
Permira IV Feeder, L.P. [c]	Europe	04/23/2020	6,542,995
Platinum Equity Capital Partners II, L.P. [c]	North America	09/29/2017	107,265
Providence Equity Partners IV, L.P. [c]	North America	12/30/2016	19,959
Providence Equity Partners V, L.P. [c]	North America	12/30/2016	104,516
Providence Equity Partners VI, L.P.	North America	12/30/2016	6,381,219
Providence Equity Partners VII, L.P. [c]	North America	09/29/2017	314,926
Providence TMT Special Situations Fund L.P. [c]	North America	12/31/2018	12,094
Roark Capital Partners II, LP [c]	North America	06/29/2018	1,120,409
Roark Capital Partners III LP [c]	North America	06/29/2018	1,719,293
Roark Capital Partners IV LP	North America	06/29/2018	967,382
Samson Hockey 2, L.P. [c]	North America	12/23/2020	1,187,014
Samson Shield 2, L.P. [c]	North America	12/23/2020	4,005,266
Saw Mill Capital Partners, L.P. [c]	North America	09/29/2017	66,367
Silver Lake Partners II, L.P.	North America	12/30/2016	11,302
Silver Lake Partners III, L.P.	North America	12/31/2018	277,445
Silver Lake Partners V, L.P. [c]	North America	06/30/2020	2,831,281

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Private Equity Investments [a,i] (100.30%) (continued)	Geographic	Original
Secondary Investments (84.59%) (continued)	Region [b]	Acquisition Date	Fair Value
Sixth Cinven Fund (No. 4) Limited Partnership [c]	Europe	06/28/2019	$3,589,089
Sixth Street Opportunities Partners III (B), L.P. [f]	North America	06/30/2015	42,043
SL SPV-2 L.P. [c]	North America	02/14/2019	768,819
Summit Partners Private Equity Fund VII-A, L.P. [c]	North America	12/31/2018	668,577
Summit Partners Venture Capital Fund II-A, L.P. [c]	North America	12/31/2018	37,574
Summit Ventures VI-A, L.P. [c]	North America	12/31/2018	357,142
Sun Capital Partners IV, LP [c]	North America	12/31/2018	219,900
Sun Capital Partners V, L.P.	North America	12/31/2018	330,774
SunTx Capital Partners II, L.P. [c]	North America	12/31/2019	1,950,000
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	192,135
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	209,752
The Veritas Capital Fund III, L.P. [c]	North America	09/29/2017	117,212
The Veritas Capital Fund V, L.P. [c,d,g]	North America	06/28/2019	13,490,390
Thomas H. Lee Equity Fund VI (2019), L.P.	North America	05/30/2019	336,774
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.	North America	06/29/2018	3,189,226
TowerBrook Investors III, L.P.	North America	12/31/2019	56,944
TPF II-A, L.P. [c]	North America	12/31/2019	69,000
TPG Growth III (A), L.P.	North America	12/31/2019	3,338,120
TPG Partners V, L.P.	North America	09/29/2017	28,247
TPG Partners VI, L.P.	North America	09/29/2017	1,334,478
TPG STAR, L.P. [c]	North America	09/29/2017	237,679
Vista Equity Partners Fund V, L.P. [c]	North America	09/28/2018	4,937,484
Weston Presidio V, L.P. [c]	North America	12/31/2018	196,467
Westview Capital Partners II, L.P. [c]	North America	12/31/2019	835,257
Wicks Communications & Media Partners III, L.P.	North America	12/31/2018	16,414
Wind Point Partners VII-B, L.P.	North America	09/29/2017	460,450
Total Secondary Investments (84.59%)			224,929,665
Total Private Equity Investments (Cost $239,281,558) (100.30%)			$266,696,641

Short-Term Investments (3.85%)
Money Market Fund	Fair Value
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% [h]	$6,282,937
JP Morgan U.S. Government Money Market Fund, 0.01% [h]	3,965,780
Total Money Market Fund (3.85%)	$10,248,717
Total Short-Term Investments (Cost $10,248,717) (3.85%)	$10,248,717
Total Investments (Cost $249,530,275) (104.15%)	$276,945,358
Liabilities in Excess of Other Assets (-4.15%)	(11,046,114)
Shareholders' Capital (100.00%)	$265,899,244

[a]	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2020 was $239,281,558 and $266,696,641, respectively.
[b]	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
[c]	Non-income producing.
[d]	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.
e	This Private Equity Investment invests in structured senior securities, with little or no debt, of private and public companies.

f	This Private Equity Investment had a name change from TPG Opportunities Partners III (B), L.P. to Sixth Street Opportunities Partners III (B), L.P.
g	This Private Equity Investment invests primarily in middle-market companies in select target industries.
[h]	The rate quoted is the annualized seven-day yield of the Money Market Fund at the period end.
[i]	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. As of December 31, 2020, the aggregate cost of each investment restricted to resale was:

$2,445,599, $5,157,479, $985,027, $4,860,000, $1,108,207, $0, $0, $920,791, $3,878,500, $592,936, $1,237,536, $597,630, $4,790,771, $2,303,198, $2,715,266, $2,473,927, $28,494, $2,308,099, $1,948,699, $15,435, $2,093,715, $172,162, $568,768, $207,218, $323,645, $585,890, $2,344,454, $2,154, $3,942, $2,427,892, $131,727, $531,824, $202,529, $0, $1,379,913, $1,183,210, $56,735, $949,684, $5,893,313, $450,883, $10,142, $421,493, $4,134,802, $60,573, $4,423, $138,015, $908,151, $1,738,353, $647,089, $543,852, $1,114,834, $1,674,711, $55,009, $6,066,247, $1,011,242, $470,573, $207,326, $310,839, $688,460, $368,290, $150,683, $1,226,650, $1,820,630, $616,479, $461,676, $3,597,662, $1,090,924, $148,013, $1,206,766, $1,880,528, $1,076,603, $1,164,188, $117,196, $400,150, $2,658,129, $1,365,194, $1,920,281, $1,317,862, $443,276, $4,242,649, $2,593,344, $1,784,128, $404,406, $277,881, $2,398,989, $2,306,773, $103,491, $261,086, $205,864, $1,230,991, $1,966,380, $1,068,093, $488,396, $1,702,862, $72,969, $311,000, $8,573,849, $79,100, $157,636, $812,387, $5,881,298, $1,357,664, $1,762,416, $569,789, $218,454, $510,364, $734,085, $45,635, $966,960, $1,709,579, $168,586, $2,153,160, $44,277, $453, $2,690, $1,756,295, $266,421, $322,368, $487,022, $496,027, $2,132,656, $3,362,019, $10,272, $1,521,611, $373,954, $24,472, $1,867,853, $7,428, $352,649, $1,574,208, $1,623,896, $756,218, $128,093, $827,434, $3,960,801, $385,619, $11,062,522, $45,196, $202,592, $2,134, $2,463,185, $225,909, $909,454, $4,048,852, $318,887, $19,151, $436,235, $5,840,139, $247,775, $5,693, $851,069, $1,043,807, $857,314, $1,187,014, $4,005,266, $677,443, $1,415,896, $919,043, $1,910,853, $2,089,987, $37,136, $498,974, $740,922, $60,261, $444,480, $288,355, $492,200, $1,097,436, $265,093, $284,364, $364,079, $8,083,640, $254,439, $2,968,851, $267,492, $19,744, $2,235,636, $337,703, $2,184,228, $573,289, $5,233,183, $100,545, $691,998, $123,227, $329,301, respectively, totaling, $239,281,558.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. Organization

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

2. Summary of Significant Accounting Policies

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by a board of trustees (the “Board”). The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of Pomona Management LLC (the “Administrator” and the “Adviser”) in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

•	Secondary Investments refer to investments in existing Private Equity that are typically acquired in privately negotiated transactions.

•	Primary Investments refer to investments in newly established private equity funds, which are made during a private equity fund’s initial fundraising period in the form of capital commitments that are then called down by the fund and utilized to finance its investments during a predefined period.

•	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

•	Direct Investment/Co-Investment refers to an investment in an operating company by the Fund, as opposed to an investment in an investment fund that, in turn, invests in operating companies.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The private equity investments (“Private Equity Investments”) in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as practical expedient, such as certain Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
•	Discounted cash flow analysis, including a terminal value or exit multiple.
•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
•	Valuations implied by third-party investment in similar assets or issuers.

3. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$-	$-	$2,338,080	$2,338,080
Short-Term Investments	$10,248,717	$-	$-	$10,248,717
Total	$10,248,717	$-	$2,338,080	$12,586,797

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2020, $264,358,561 was fair valued utilizing NAV as practical expedient.

During the period ended December 31, 2020, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2020	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation /(depreciation)	Net purchases	Net sales	Balance as of December 31, 2020
$2,072,214	-	-	-	265,866	-	-	$2,338,080

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2020:

Fair Value
December 31,	Valuation	Unobservable	Input
2020	Methodologies	Input	Range
$2,338,080	Market comparable companies	Enterprise value to EBITDA multiple	9.0x - 14.5x